July 9, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:                           ING Investors Trust

(File Nos. 033-23512 and 811-05629)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a definitive proxy statement and form of proxy card for a Special Meeting of Shareholders (“Meeting”) of ING DFA Global Allocation Portfolio (the “Portfolio”), a series of ING Investors Trust. The Meeting is being held for the purpose of seeking shareholder approval of a Plan of Liquidation.

Should you have any questions, please contact the undersigned at 480-477-2650.

Very truly yours,

/s/ Kristen Freeman
Kristen Freeman
Counsel
ING U.S. Legal Services

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